EQUITY - Follow-on warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 02, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Ordinary shares, par value		$ 0.0001	$ 0.0001
Net proceeds		$ 102,993	$ 38,960	$ 21,652
Follow-on offering | ADS
EQUITY
Issuance of shares on offering	2,000,000
Follow-on offering | Ordinary Shares
EQUITY
Issuance of shares on offering	2,000,000
Ordinary shares, par value	$ 0.0001
Follow-on warrants
EQUITY
Warrants outstanding	$ 6,337
Gross proceeds from warrants		376	10,241
Payments for conversion fee		1	33
Net proceeds		$ 375	$ 10,208
Warrants | Follow-on offering
EQUITY
Exercise price	$ 18